SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
14.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business in Asia and its principal operating and developmental activities occur in two geographic areas: Macau and the Philippines. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams, Studio City, which commenced operations on October 27, 2015 and City of Dreams Manila, which commenced operations on December 14, 2014. Taipa Square Casino is included within Corporate and Others.

The Group’s segment information for capital expenditures is as follows:

Capital Expenditures

	Nine Months Ended September 30,
	2016	2015
Macau:
Mocha Clubs	$5,559	$2,133
Altira Macau	2,446	16,701
City of Dreams	285,627	235,596
Studio City	60,666	875,514

Sub-total	354,298	1,129,944
The Philippines:
City of Dreams Manila	3,305	101,685
Corporate and Others	1,361	25,978

Total capital expenditures	$358,964	$1,257,607

The Group’s segment information on its results of operations is as follows:

	Nine Months Ended September 30,
	2016	2015
NET REVENUES
Macau:
Mocha Clubs	$91,569	$104,251
Altira Macau	335,865	432,893
City of Dreams	1,929,756	2,125,642
Studio City	591,957	2,082

Sub-total	2,949,147	2,664,868
The Philippines:
City of Dreams Manila	346,539	219,493
Corporate and Others	30,832	32,409

Total net revenues	$3,326,518	$2,916,770

ADJUSTED PROPERTY EBITDA (1)
Macau:
Mocha Clubs	$18,354	$23,850
Altira Macau	1,829	26,592
City of Dreams	553,614	606,272
Studio City	99,331	(1,042)

Sub-total	673,128	655,672
The Philippines:
City of Dreams Manila	110,136	39,886

Total adjusted property EBITDA	783,264	695,558

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(24,475)	(11,994)
Pre-opening costs	(2,212)	(115,671)
Development costs	(7)	(57)
Amortization of gaming subconcession	(42,928)	(42,928)
Amortization of land use rights	(17,112)	(48,353)
Depreciation and amortization	(354,704)	(249,400)
Land rent to Belle	(2,524)	(2,634)
Share-based compensation	(14,748)	(15,624)
Property charges and others	(2,809)	(5,339)
Net gain on disposal of property and equipment to Belle	8,134	—
Corporate and Others expenses	(82,731)	(87,310)

Total operating costs and expenses	(536,116)	(579,310)

OPERATING INCOME	$247,148	$116,248

	Nine Months Ended September 30,
	2016	2015
NON-OPERATING INCOME (EXPENSES)
Interest income	$4,213	$10,771
Interest expenses, net of capitalized interest	(167,397)	(74,214)
Amortization of deferred financing costs	(36,728)	(26,875)
Loan commitment and other finance fees	(5,724)	(4,964)
Foreign exchange gain (loss), net	10,275	(3,537)
Other income, net	2,636	1,582
Loss on extinguishment of debt	—	(481)
Cost associated with debt modification	—	(592)

Total non-operating expenses, net	(192,725)	(98,310)

INCOME BEFORE INCOME TAX	54,423	17,938
INCOME TAX EXPENSE	(4,016)	(765)

NET INCOME	50,407	17,173
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	82,223	100,913

NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$132,630	$118,086

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.